Restricted Net Assets (Details) (CNY) In Billions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restricted Net Assets
Required percentage of annual appropriations to statutory reserves	10.00%
Annual statutory reserve fund prior to payment of dividends (as a percent)	10.00%
Restricted net assets	2.4
Percentage of restricted net assets	18.00%